Note 19 - Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Other Assets and Liabilities
Table of other assets and liabilities
Other assets and liabilities (Millions of Euros)
	June 2020	December 2019
ASSETS
Inventories	615	581
Transactions in progress	165	138
Accruals	929	804
Other items	2,651	2,277
Total assets	4,360	3,800
LIABILITIES
Transactions in progress	98	39
Accruals	2,040	2,456
Other items	1,969	1,247
Total liabilities	4,107	3,742